Summary of significant accounting policies (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized on a straight-line basis over their estimated useful lives, as set forth in the table below:

Estimated Useful Life
Customer relationships	16 - 23 years
Order backlog	3 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets as of September 30, 2024 and December 31, 2023 is as follows:

	September 30, 2024	December 31, 2023
	(in thousands)
Cost
Customer relationships	$4,119,115	$4,090,393
Order backlog	544,546	541,302
Trade names & brands	204,666	204,653
Patient database	170,501	170,366
Technology assets	151,306	141,257
Total cost	5,190,134	5,147,971
Accumulated amortization	(1,584,320)	(1,292,106)
Net book value	$3,605,814	$3,855,865